Principal Group companies (Details) - shares		12 Months Ended
	Jan. 04, 2016	Dec. 31, 2017
Nokia Solutions and Networks B.V.
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Solutions and Networks Oy
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia of America Corporation
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Solutions and Networks India Private Limited
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Solutions and Networks System Technology (Beijing) Co., Ltd.
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Technologies Oy
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Technologies Oy | Parent
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Bell NV
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Alcatel-Lucent Participations SA
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Alcatel-Lucent Canada Inc.
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Shanghai Bell Co., Ltd
Principal Group companies
Proportion of ownership interest in subsidiary	50.00%	50.00%
Shares more or (less) than 50% ownership (in shares)	1	1
Nokia Solutions and Networks Branch Operations Oy
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Solutions and Networks Japan Corp.
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Alcatel-Lucent Submarine Networks SAS
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Spain, SA
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Alcatel-Lucent Italia SPA
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Alcatel Lucent SA
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia UK Limited
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Solutions and Networks Taiwan Co., Ltd.
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Solutions and Networks GmbH & Co KG
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Alcatel-Lucent International SAS
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Services Limited
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Finance International B.V.
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%
Nokia Finance International B.V. | Parent
Principal Group companies
Proportion of ownership interest in subsidiary		100.00%